American Asset Allocation Trust Investment Objectives and Goals - American Asset Allocation Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Asset Allocation Trust
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.